LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of components of lease cost
The components of lease costs are as follows:

	Year Ended December 31,
	2024	2023	2022
Operating lease costs:
Amortization of land use rights	$19,956	$22,670	$22,662
Operating lease costs	22,613	18,434	14,614
Short-term lease costs	1,028	342	720
Variable lease costs	6,494	2,684	1,902
Finance lease costs:
Amortization of right-of-use assets	5,265	5,336	12,928
Interest costs	22,399	24,562	25,371

Total lease costs	$77,755	$74,028	$78,197

Disclosure of other information related to lease term and discount rate
Other information related to lease terms and discount rates is as follows:

	December 31,
	2024	2023
Weighted average remaining lease term
Operating leases	18.9 years	18.0 years
Finance leases	8.5 years	9.5 years
Weighted average discount rate
Operating leases	14.52%	6.66%
Finance leases	10.70%	10.70%

Schedule of maturities of lease liabilities
Maturities of lease liabilities as of December 31, 2024 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2025	$19,546	$35,810
2026	17,266	35,810
2027	15,294	35,810
2028	16,847	35,810
2029	13,668	35,810
Over 2029	170,426	126,393

Total future minimum lease payments	253,047	305,443
Less: amounts representing interest	(153,784)	(105,688)

Present value of future minimum lease payments	99,263	199,755
Current portion	(18,590)	(33,817)

Non-current portion	$80,673	$165,938

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2024 were as follows:

Year ending December 31,
2025	$58,276
2026	31,831
2027	8,586
2028	3,769
2029	1,043
Over 2029	1,892

$105,397